Financial Expenses (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Expenses
Interest on lease liabilities	kr (2,744)	kr (1,604)	kr (590)
Other interest expenses	(70,455)	(31,191)	(6,518)
Early repayment of loan	(35,397)
Other financial expenses	(5,753)	(4,874)	(2,145)
Total	kr (114,349)	kr (37,669)	kr (9,253)